Document And Entity Information	3 Months Ended
Mar. 31, 2017
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2017
Entity Registrant Name	Great Basin Scientific, Inc.
Entity Central Index Key	0001512138
Entity Filer Category	Smaller Reporting Company
Trading Symbol	GBSN